Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 12, 2024	Dec. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Average Summary Compensation Table Total for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for Ms. Geraghty ($)(1)	Summary Compensation Table Total for Mr. Hayes ($)(1)	Compensation Actually Paid to Ms. Geraghty ($)(1)(2)	Compensation Actually Paid to Mr. Hayes ($)(1)(2)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($ millions)	GAAP Pre-tax Margin (%)(4)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	6,757,308	2,449,496	8,520,530	1,477,745	3,287,291	3,255,475	42	61	(795)	-9.7
2023	n/a	10,779,925	n/a	9,082,921	5,767,245	4,775,072	30	62	(310)	-3.5
2022	n/a	3,457,274	n/a	1,855,782	1,430,804	970,779	34	48	(362)	-4.8
2021	n/a	3,449,755	n/a	3,439,434	1,353,013	975,734	76	74	(182)	-4.4
2020	n/a	2,063,189	n/a	(953,474)	1,233,835	345,925	78	76	(1,356)	-64.0

Company Selected Measure Name			GAAP Pre-tax Margin
Named Executive Officers, Footnote
(1)	Joanna Geraghty has served as our current principal executive officer (PEO) since her appointment on February 12, 2024. Robin Hayes served as our principal executive officer (PEO) through February 12, 2024. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Ursula Hurley (2021-2024), Joanna Geraghty (2020-2023), Carol Clements (2021-2024), Brandon Nelson (2020-2024), Warren Christie (2024), Martin St. George (2024), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).

Peer Group Issuers, Footnote [Text Block]
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.

Adjustment To PEO Compensation, Footnote
(2)	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. 2023 Compensation Actually Paid figures have been revised to correct errors in last year’s disclosures from $10,895,439 to $9,082,921 for Mr. Hayes and from $5,220,384 to $4,775,072 for the average of Non-PEO NEOs.

 SCT Total to CAP Reconciliation for Ms. Geraghty

Fiscal Year	2024 ($)
SCT Total	6,757,308
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,737,498)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	4,785,826
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	572,674
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	142,220
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Compensation Actually Paid	8,520,530

 SCT Total to CAP Reconciliation for Mr. Hayes

Fiscal Year	2024 ($)
SCT Total	2,449,496
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(749,997)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	0
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(364,007)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	629,282
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	236,203
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(723,232)
Compensation Actually Paid	1,477,745

 Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023 ($)	2024 ($)
Average SCT Total	5,767,245	3,287,291
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,328,112)	(1,664,991)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	2,350,093	1,728,578
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(51,283)	56,009
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	51,084
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	37,129	52,724
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	(255,220)
Average Compensation Actually Paid	4,775,072	3,255,475
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.

Non-PEO NEO Average Total Compensation Amount			$ 3,287,291	$ 5,767,245	$ 1,430,804	$ 1,353,013	$ 1,233,835
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,255,475	4,775,072	970,779	975,734	345,925
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. 2023 Compensation Actually Paid figures have been revised to correct errors in last year’s disclosures from $10,895,439 to $9,082,921 for Mr. Hayes and from $5,220,384 to $4,775,072 for the average of Non-PEO NEOs.

 SCT Total to CAP Reconciliation for Ms. Geraghty

Fiscal Year	2024 ($)
SCT Total	6,757,308
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,737,498)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	4,785,826
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	572,674
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	142,220
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Compensation Actually Paid	8,520,530

 SCT Total to CAP Reconciliation for Mr. Hayes

Fiscal Year	2024 ($)
SCT Total	2,449,496
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(749,997)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	0
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(364,007)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	629,282
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	236,203
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(723,232)
Compensation Actually Paid	1,477,745

 Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023 ($)	2024 ($)
Average SCT Total	5,767,245	3,287,291
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,328,112)	(1,664,991)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	2,350,093	1,728,578
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(51,283)	56,009
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	51,084
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	37,129	52,724
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	(255,220)
Average Compensation Actually Paid	4,775,072	3,255,475
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			The chart below illustrates the relationship between the PEOs and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2024.
Compensation Actually Paid vs. Net Income [Text Block]			The charts below illustrate the relationship between the PEOs and Non-PEO CAP amounts and the Company’s Net Income and GAAP Pre-tax Margin during the period 2020-2024.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			The charts below illustrate the relationship between the PEOs and Non-PEO CAP amounts and the Company’s Net Income and GAAP Pre-tax Margin during the period 2020-2024.
Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures

The six items listed below represent the most important performance metrics we used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentive Awards” and “Long-Term Equity Awards.”

Most Important Performance Measures
■	Absolute Pre-Tax Margin
■	Relative Pre-Tax Margin
■	Controllable Costs
■	Crewmember WOW
■	On-time Performance
■	Completion Factor

Total Shareholder Return Amount			$ 42	30	34	76	78
Peer Group Total Shareholder Return Amount			61	62	48	74	76
Net Income (Loss) Attributable to Parent			$ (795,000,000)	$ (310,000,000)	$ (362,000,000)	$ (182,000,000)	$ (1,356,000,000)
Company Selected Measure Amount			(0.097)	(0.035)	(0.048)	(0.044)	(0.640)
PEO Name	Robin Hayes	Joanna Geraghty		Robin Hayes	Robin Hayes	Robin Hayes	Robin Hayes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(4)	Pre-tax Margin calculated using GAAP figures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Absolute Pre-Tax Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative Pre-Tax Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Controllable Costs
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Crewmember WOW
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			On-time Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			Completion Factor
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,664,991)	$ (3,328,112)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,728,578	2,350,093
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			56,009	(51,283)
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			51,084	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			52,724	37,129
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(255,220)	0
Hayes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,449,496	10,779,925	$ 3,457,274	$ 3,449,755	$ 2,063,189
PEO Actually Paid Compensation Amount			1,477,745	9,082,921	1,855,782	3,439,434	(953,474)
Hayes [Member] | PEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(749,997)
Hayes [Member] | PEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Hayes [Member] | PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(364,007)
Hayes [Member] | PEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			629,282
Hayes [Member] | PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			236,203
Hayes [Member] | PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(723,232)
Geraghty [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,757,308	0	0	0	0
PEO Actually Paid Compensation Amount			8,520,530	$ 0	$ 0	$ 0	$ 0
Geraghty [Member] | PEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,737,498)
Geraghty [Member] | PEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,785,826
Geraghty [Member] | PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			572,674
Geraghty [Member] | PEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Geraghty [Member] | PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			142,220
Geraghty [Member] | PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0